Financial instruments - Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Marketable Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 86,339	¥ 67,834
Non-marketable equity instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	302,488	249,181
Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 388,827	¥ 317,015